STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Aerospace & Defense - 2.3%
BWX Technologies, Inc.	247	$30,072
Curtiss-Wright Corp.	105	36,221
General Dynamics Corp.	699	203,835
HEICO Corp.	117	28,659
HEICO Corp. - Class A	207	39,746
Huntington Ingalls Industries, Inc.	107	19,791
L3Harris Technologies, Inc.	548	135,614
Lockheed Martin Corp.	688	375,682
Northrop Grumman Corp.	382	194,446
		1,064,066

Agricultural & Farm Machinery - 0.1%
Toro Co.	297	23,903

Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	404	48,076
United Parcel Service, Inc. - Class B	2,110	282,867
		330,943

Application Software - 1.4%
Intuit, Inc.	786	479,696
Roper Technologies, Inc.	308	165,621
		645,317

Asset Management & Custody Banks - 1.2%
Ameriprise Financial, Inc.	287	146,456
Blackrock, Inc.	397	389,469
SEI Investments Co.	345	25,792
		561,717

Biotechnology - 3.3%
AbbVie, Inc.	5,107	1,041,164
Amgen, Inc.	1,548	495,608
		1,536,772

Broadline Retail - 0.0%(a)
Dillard's, Inc. - Class A	7	2,601

Building Products - 1.2%
A O Smith Corp.	344	25,834
Advanced Drainage Systems, Inc.	222	33,273
Allegion PLC	237	33,092

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Building Products - 1.2% (Continued)
Armstrong World Industries, Inc.	108	$15,072
Carlisle Cos., Inc.	132	55,734
Lennox International, Inc.	89	53,629
Masco Corp.	638	50,983
Owens Corning	239	42,253
Trane Technologies PLC	650	240,604
UFP Industries, Inc.	168	20,553
		571,027

Cable & Satellite - 0.0%(a)
Sirius XM Holdings, Inc.	663	17,676

Cargo Ground Transportation - 0.4%
JB Hunt Transport Services, Inc.	223	40,278
Landstar System, Inc.	100	17,577
Old Dominion Freight Line, Inc.	572	115,155
		173,010

Casinos & Gaming - 0.1%
Churchill Downs, Inc.	188	26,339

Commodity Chemicals - 0.0%(a)
Westlake Corp.	102	13,458

Communications Equipment - 0.5%
Motorola Solutions, Inc.	480	215,688

Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	97	37,931
Quanta Services, Inc.	414	124,875
		162,806

Construction Machinery & Heavy Transportation Equipment - 1.5%
Caterpillar, Inc.	1,414	531,947
Cummins, Inc.	396	130,276
Oshkosh Corp.	188	19,221
		681,444

Construction Materials - 0.5%
Martin Marietta Materials, Inc.	177	104,844

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Construction Materials - 0.5% (Continued)
Vulcan Materials Co.	374	$102,450
		207,294

Consumer Electronics - 0.2%
Garmin Ltd.	443	87,869

Consumer Finance - 0.2%
Discover Financial Services	719	106,721

Consumer Staples Merchandise Retail - 3.0%
Costco Wholesale Corp.	1,281	1,119,825
Dollar General Corp.	626	50,105
Target Corp.	1,335	200,303
		1,370,233

Data Processing & Outsourced Services - 0.3%
Broadridge Financial Solutions, Inc.	331	69,795
Genpact Ltd.	473	18,054
SS&C Technologies Holdings, Inc.	616	43,077
		130,926

Distributors - 0.2%
Genuine Parts Co.	399	45,765
Pool Corp.	103	37,249
		83,014

Diversified Banks - 0.1%
First Citizens BancShares, Inc. - Class A	30	58,120

Electric Utilities - 1.1%
Alliant Energy Corp.	729	43,740
IDACORP, Inc.	131	13,556
NextEra Energy, Inc.	5,935	470,349
		527,645

Electrical Components & Equipment - 0.3%
Hubbell, Inc.	153	65,335
Rockwell Automation, Inc.	325	86,681
		152,016

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Electronic Components - 0.5%
Amphenol Corp. - Class A	3,466	$232,291
Littelfuse, Inc.	61	14,923
		247,214

Electronic Equipment & Instruments - 0.0%(a)
Cognex Corp.	456	18,345

Electronic Manufacturing Services - 0.3%
TE Connectivity PLC	878	129,435

Environmental & Facilities Services - 0.9%
Republic Services, Inc.	590	116,820
Tetra Tech, Inc.	760	37,149
Waste Management, Inc.	1,163	251,033
		405,002

Financial Exchanges & Data - 3.3%
Cboe Global Markets, Inc.	302	64,498
CME Group, Inc.	1,047	235,952
FactSet Research Systems, Inc.	109	49,493
Intercontinental Exchange, Inc.	1,658	258,432
MarketAxess Holdings, Inc.	102	29,521
Moody's Corp.	452	205,226
Morningstar, Inc.	74	24,276
MSCI, Inc.	220	125,664
Nasdaq, Inc.	1,363	100,753
S&P Global, Inc.	925	444,333
		1,538,148

Food Distributors - 0.2%
Sysco Corp.	1,407	105,455

Food Retail - 0.1%
Casey's General Stores, Inc.	106	41,766

Footwear - 0.6%
NIKE, Inc. - Class B	3,430	264,556

Gold - 0.1%
Royal Gold, Inc.	189	27,605

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Health Care Equipment - 2.8%
Abbott Laboratories	4,950	$561,181
Medtronic PLC	3,710	331,118
STERIS PLC	286	63,449
Stryker Corp.	995	354,499
		1,310,247

Health Care Services - 0.2%
Chemed Corp.	41	22,150
Quest Diagnostics, Inc.	318	49,236
		71,386

Health Care Supplies - 0.0%(a)
Dentsply Sirona, Inc.	604	13,995

Home Improvement Retail - 3.4%
Home Depot, Inc.	2,874	1,131,638
Lowe's Cos., Inc.	1,640	429,401
		1,561,039

Homebuilding - 0.5%
DR Horton, Inc.	826	139,594
PulteGroup, Inc.	596	77,200
		216,794

Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	356	47,750

Household Products - 2.4%
Procter & Gamble Co.	6,829	1,128,014

Human Resource & Employment Services - 1.1%
Automatic Data Processing, Inc.	1,179	341,014
Paychex, Inc.	936	130,413
Robert Half, Inc.	298	20,297
		491,724

Industrial Conglomerates - 0.8%
Honeywell International, Inc.	1,875	385,650

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Industrial Gases - 1.8%
Air Products and Chemicals, Inc.	644	$199,981
Linde PLC	1,388	633,136
		833,117

Industrial Machinery & Supplies & Components - 1.7%
Donaldson Co., Inc.	345	25,240
Graco, Inc.	476	38,770
IDEX Corp.	208	44,645
Illinois Tool Works, Inc.	821	214,388
ITT, Inc.	237	33,208
Lincoln Electric Holdings, Inc.	162	31,195
Nordson Corp.	147	36,440
Parker-Hannifin Corp.	369	233,972
Snap-on, Inc.	149	49,189
Watts Water Technologies, Inc. - Class A	67	12,770
Xylem, Inc.	698	85,002
		804,819

Insurance Brokers - 1.9%
Aon PLC - Class A	609	223,424
Arthur J Gallagher & Co.	624	175,469
Brown & Brown, Inc.	685	71,678
Marsh & McLennan Cos., Inc.	1,417	309,246
Willis Towers Watson PLC	297	89,751
		869,568

Investment Banking & Brokerage - 1.3%
Evercore, Inc. - Class A	96	25,360
Goldman Sachs Group, Inc.	928	480,509
Houlihan Lokey, Inc.	149	25,743
Raymond James Financial, Inc.	528	78,260
		609,872

IT Consulting & Other Services - 0.1%
Amdocs Ltd.	314	27,552

Leisure Products - 0.0%(a)
Brunswick Corp.	189	15,071

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Life & Health Insurance - 0.1%
Globe Life, Inc.	262	$27,667
Primerica, Inc.	95	26,297
		53,964

Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	840	109,460
Danaher Corp.	1,903	467,491
Thermo Fisher Scientific, Inc.	1,097	599,313
West Pharmaceutical Services, Inc.	203	62,510
		1,238,774

Managed Health Care - 4.0%
Elevance Health, Inc.	668	271,048
Humana, Inc.	343	88,436
UnitedHealth Group, Inc.	2,655	1,498,747
		1,858,231

Multi-Utilities - 0.2%
WEC Energy Group, Inc.	905	86,455

Oil & Gas Exploration & Production - 0.1%
Texas Pacific Land Corp.	52	60,632

Oil & Gas Storage & Transportation - 0.4%
Williams Cos., Inc.	3,539	185,337

Other Specialty Retail - 0.3%
Dick's Sporting Goods, Inc.	156	30,537
Tractor Supply Co.	309	82,043
		112,580

Packaged Foods & Meats - 0.9%
Hershey Co.	418	74,229
Lamb Weston Holdings, Inc.	397	30,843
Lancaster Colony Corp.	54	9,374
McCormick & Co., Inc.	717	56,098
Mondelez International, Inc. - Class A	3,856	264,059
		434,603

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.2%
Avery Dennison Corp.	229	$47,410
Packaging Corp. of America	252	57,693
		105,103

Pharmaceuticals - 8.9%
Eli Lilly & Co.	2,466	2,046,139
Johnson & Johnson	6,955	1,111,826
Merck & Co., Inc.	7,302	747,141
Zoetis, Inc.	1,212	216,681
		4,121,787

Property & Casualty Insurance - 0.7%
Allstate Corp.	755	140,822
Cincinnati Financial Corp.	443	62,388
Erie Indemnity Co. - Class A	70	31,419
Kinsale Capital Group, Inc.	61	26,115
Selective Insurance Group, Inc.	157	14,259
W R Berkley Corp.	809	46,250
		321,253

Publishing - 0.1%
New York Times Co. - Class A	447	24,960

Rail Transportation - 1.6%
CSX Corp.	5,648	189,999
Norfolk Southern Corp.	654	163,781
Union Pacific Corp.	1,732	401,945
		755,725

Regional Banks - 0.1%
Commerce Bancshares, Inc.	314	19,625
Cullen/Frost Bankers, Inc.	172	21,904
First Financial Bankshares, Inc.	352	12,721
		54,250

Research & Consulting Services - 0.3%
Booz Allen Hamilton Holding Corp.	358	65,034
Jacobs Solutions, Inc.	351	49,344
		114,378

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Restaurants - 2.4%
Domino's Pizza, Inc.	96	$39,718
McDonald's Corp.	2,085	609,049
Starbucks Corp.	3,209	313,519
Wingstop, Inc.	81	23,303
Yum! Brands, Inc.	817	107,158
		1,092,747

Semiconductor Materials & Equipment - 2.1%
Applied Materials, Inc.	2,387	433,431
KLA Corp.	389	259,164
Lam Research Corp.	3,782	281,192
		973,787

Semiconductors - 7.7%
Analog Devices, Inc.	1,431	319,270
Broadcom, Inc.	13,213	2,243,171
Microchip Technology, Inc.	1,522	111,669
Monolithic Power Systems, Inc.	134	101,746
NXP Semiconductors NV	736	172,592
Skyworks Solutions, Inc.	458	40,112
Texas Instruments, Inc.	2,638	535,936
Universal Display Corp.	121	21,819
		3,546,315

Soft Drinks & Non-alcoholic Beverages - 1.4%
PepsiCo, Inc.	3,970	659,338

Specialized Consumer Services - 0.1%
Service Corp. International	414	33,803

Specialty Chemicals - 0.9%
Ashland, Inc.	127	10,740
Celanese Corp.	310	39,051
PPG Industries, Inc.	667	83,048
RPM International, Inc.	357	45,378
Sherwin-Williams Co.	671	240,735
		418,952

Steel - 0.1%
Reliance, Inc.	162	46,387

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Systems Software - 6.5%
Dolby Laboratories, Inc. - Class A	154	$11,227
Microsoft Corp.	5,481	2,227,204
Oracle Corp.	4,641	778,945
		3,017,376

Technology Distributors - 0.2%
CDW Corp.	386	72,657

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	10,499	2,371,829

Trading Companies & Distributors - 0.7%
Fastenal Co.	1,666	130,248
Watsco, Inc.	99	46,828
WW Grainger, Inc.	128	141,981
		319,057

Transaction & Payment Processing Services - 5.7%
Jack Henry & Associates, Inc.	210	38,205
Mastercard, Inc. - Class A	2,377	1,187,525
Visa, Inc. - Class A	4,810	1,394,179
		2,619,909

Water Utilities - 0.2%
American Water Works Co., Inc.	570	78,723
Essential Utilities, Inc.	726	28,023
		106,746
TOTAL COMMON STOCKS (Cost $37,495,042)		44,721,664

REAL ESTATE INVESTMENT TRUSTS - 3.0%
Agree Realty Corp.	257	19,082
American Tower Corp.	1,347	287,638
Crown Castle, Inc.	1,255	134,900
CubeSmart	649	31,048
EastGroup Properties, Inc.	138	23,637
Equinix, Inc.	274	248,814
Equity LifeStyle Properties, Inc.	473	33,167
Extra Space Storage, Inc.	602	98,307
First Industrial Realty Trust, Inc.	341	17,899
Invitation Homes, Inc.	1,646	51,701
Mid-America Apartment Communities, Inc.	335	50,699

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 3.0% (CONTINUED)	Shares	Value
National Storage Affiliates Trust	206	$8,683
Prologis, Inc.	2,672	301,776
Rexford Industrial Realty, Inc.	604	25,905
Sun Communities, Inc.	346	45,907
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,321,426)		1,379,163

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.78% (b)	103,023	103,023
TOTAL SHORT-TERM INVESTMENTS (Cost $103,023)		103,023

TOTAL INVESTMENTS - 100.0% (Cost $38,919,491)		$46,203,850
Other Assets in Excess of Liabilities - 0.0% (a)		18,547
TOTAL NET ASSETS - 100.0%		$46,222,397

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 1000 DIVIDEND GROWTH ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Strive 1000 Dividend Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$44,721,664	$—	$—	$44,721,664
Real Estate Investment Trusts	1,379,163	—	—	1,379,163
Money Market Funds	103,023	—	—	103,023
Total Investments in Securities	$46,203,850	$—	$—	$46,203,850

Refer to the Schedule of Investments for additional information.
During the fiscal period ended October 31, 2024, the Strive 1000 Dividend Growth ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.